Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2022
Fair Value Disclosures [Abstract]
Summary of Fair Value Measurements
The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis as of December 31, 2022 (in thousands):

Description	Level 1	Level 2	Level 3	Total

Liabilities:
Public Warrants	$6,922	$—	$—	$6,922
Contingent Consideration	—	5,990	4,739	10,729

Total liabilities	$6,922	$5,990	$4,739	$17,651

The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis as of December 31, 2021 (in thousands):

Description	Level 1	Level 2	Level 3	Total

Liabilities:
Public Warrants	$16,794	$—	$—	$16,794
Contingent Consideration	—	20,532	7,840	28,372

Total liabilities	$16,794	$20,532	$7,840	$45,166

Summary of Changes in the Fair Value of Warrant Liabilities
The change in the fair value of the derivative warrant liabilities is summarized as follows (in thousands):

	Public Warrants	Private Placement Warrants	Total

Initial measurement at April 20, 2021	$52,638	$32,026	$84,664
Change in fair value	(22,733)	34,145	11,412
Exercise of warrants	(12,928)	(65,876)	(78,804)
Foreign currency translation adjustments	(183)	(295)	(478)

Derivative warrant liabilities at December 31, 2021	$16,794	$—	$16,794
Change in fair value	(10,132)	—	(10,132)
Foreign currency translation adjustments	260	—	260

Derivative warrant liabilities at December 31, 2022	$6,922	$—	$6,922

Summary of Change in the Fair Value of the Contingent Consideration
The change in the fair value of the contingent consideration is summarized as follows (in thousands):

	2022	2021

Beginning balance – January 1	$28,372	$2,302
Additions (1)	—	6,615
Issuance of shares (2)	(17,452)	—
(Gain) loss on fair value remeasurement of contingent consideration (3)	(218)	19,405
Foreign currency translation adjustments	27	50

Ending balance – December 31	$10,729	$28,372

(1)
Additions during the year ended December 31, 2021 represent contingent consideration liabilities arising from the Spirable acquisition (refer to Note 3 – Business Combinations) in the third quarter of 2021.

(2)
On February 2, 2022, the Company issued 2,701,576 additional ordinary shares to the sellers of Second Spectrum that received equity consideration, pursuant to the terms and conditions of the business combination agreement.

(3)
(Gain) loss on fair value remeasurement of contingent consideration mainly consist of an increase in the obligation to the former management shareholders of Second Spectrum as the lock-up
period expired on December 31, 2021 and December 31, 2022. Pursuant to the terms and conditions of the business combination agreement with Second Spectrum, the Company issued an additional 2,701,576 shares of the Company’s common stock to the former Second Spectrum shareholders in the first quarter of fiscal year 2022 and will issue an additional
1,677,920
shares of the Company’s common stock to the former Second Spectrum shareholders in early 2023.